Revolving credit facility (Tables)	12 Months Ended
Dec. 31, 2021
Revolving credit facility
Schedule of revolving credit facility

December 31,	2021	2020
Principal (a)	$—	$2,454,882
Accrued interests and fees (b)	—	228,998
Total credit facility liability	$—	$2,683,880

(a) The amount in contractual currency was US$ nil (December 31, 2020 - US$1,925,700)

(b) The amount in contractual currency was US$ nil (December 31, 2020 – US$179,634)